Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 3,157,693	₨ 1,032,695
Property, plant and equipment, pledged as security	6,375,273	5,428,499
Purchase of leased assets classified as investing activities	0	69,700
Buildings [member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	162,387	172,704
Property, plant and equipment, expenditures recognised in course of its construction	0	0
Machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	294,133	375,884
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	₨ 0	₨ 0